UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                --------------------------------

Check here if Amendment [X];  Amendment Number: 5

   This Amendment (Check only one.):   [X] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       MatlinPatterson Global Advisers LLC
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Address:    520 Madison Avenue
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            New York, NY  10022-4213
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Robert H. Weiss
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Title:      General Counsel
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Phone:      212-651-9525
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Signature, Place, and Date of Signing:

  /s/ ROBERT H. WEISS               New York, New York         April 15, 2006
 -----------------------------    -----------------------   --------------------
       [Signature]                     [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        -------------
Form 13F Information Table Entry Total:       1
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Form 13F Information Table Value Total:    $14,985
                                        -------------
                                         (thousands)

List of Other Included Managers:
None.


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                           FORM 13F INFORMATION TABLE


  COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5            COLUMN 6   COLUMN 7          COLUMN 8
  --------            --------   --------   --------   ----------------------   ---------   --------   ------------------------


                       TITLE                 VALUE     SHRS OR     SH/  PUT/   INVESTMENT    OTHER
NAME OF ISSUER        OF CLASS    CUSIP     (x$1000)   PRN AMT     PRN  CALL   DISCRETION   MANAGERS    SOLE     SHARED   NONE
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
COMSYS IT               COM     20581E104   $14,985    1,376,030    SH           SOLE                 1,376,030
PARTNERS INC.
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